Investments in associates and joint ventures - Acquisitions and divestitures (Details) - USD ($) $ in Millions		1 Months Ended
	Oct. 17, 2014	Jun. 30, 2019	Jan. 24, 2019
New Steel
Disclosure of associates [line items]
Percentage of voting capital acquired			100.00%
Cash transferred			$ 496
Sumitomo Metal Mining, Co., Ltd | PT Vale Indonesia
Disclosure of associates [line items]
Proportion of ownership interest in associate (as a percent)		15.00%
PT Vale Indonesia
Disclosure of associates [line items]
Divestment of shares to Indonesian participants ( as a percentage )	20.00%
Ownership interest in subsidiary (as a percent)		44.30%
Ownership interest sold in subsidiary (as a percent)		20.00%
Collective ownership Interest held by the company and SMM, after the divestment (as a percentage)		59.30%
Cash consideration from divestment of shares		$ 290